Financial Instruments And Fair Value Measurements (Schedule Of Derivative Instruments (Details) - USD ($) $ in Millions	Sep. 26, 2015	Sep. 27, 2014
Derivatives, Fair Value [Line Items]
Interest rate swaps	$ 36	$ 3
Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Interest rate swaps	$ 36	$ 3